Supplemental Cash Flow Information - Schedule of Non-Cash Investing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Cash Investing Activities [Abstract]
Satellites, property and other equipment	$ 49,443	$ 109,960	$ 8,847
Disposal of a subsidiary			$ 3,204